Short-Term and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2014 Unsecured Convertible Bonds With Stock Acquisition Rights	Dec. 31, 2008 Unsecured Convertible Bonds With Stock Acquisition Rights	Mar. 31, 2014 Securities Pledged as Collateral
Debt Instrument [Line Items]
Unsecured bond issued					¥ 150,000
Debt instrument convertible into shares of common stock, shares				0
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	618	1,002	3,999
Total committed credit lines	469,747	481,096
Available credit lines	427,225	439,530
Long-term committed credit lines	282,609	230,586
Investment in securities pledged for primarily collateral deposits	¥ 1,214,576	¥ 1,093,668				¥ 27,238